Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of income (loss) before income taxes

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Loss from overseas entities	(5,191,879)	(2,496,802)	(2,289,601)
Income (loss) from PRC entities	(6,547,104)	(2,165,878)	3,544,259
Income (loss) before income taxes	(11,738,983)	(4,662,680)	1,254,658

Schedule of income tax expenses (benefit)

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Current income tax expenses	170,091	235,382	319,456
Deferred income tax benefits	(166,176)	(145,633)	(339,586)
Total income tax expenses (benefit)	3,915	89,749	(20,130)

Schedule of effective income tax

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Profit (loss) before income tax	(11,738,983)	(4,662,680)	1,254,658

Tax calculated at statutory income tax rate of 25%	(2,934,746)	(1,165,670)	313,665

Tax effects of:
--Different tax rates available to different jurisdictions	(123,625)	556,263	182,303
--Preferential income tax rates applicable to subsidiaries	171,160	(158,184)	(305,495)
--Non-deductible expenses and non-taxable income, net	1,085,176	1,511,336	582,084
--Super deduction for research and development expenses	(590,966)	(694,930)	(735,419)
--Tax losses for which no deferred tax assets were recognized, net	2,797,918	191,535	(243,546)
--Other temporary differences for which no deferred tax assets were recognized, net	(503,782)	(372,975)	(4,516)
--Withholding tax	71,962	184,352	182,053
--Others	30,818	38,022	8,741

Total income tax expenses (benefit)	3,915	89,749	(20,130)